FORM N-CSRS

INVESTMENT COMPANY ACT FILE NUMBER(S):                  811-08492

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:       PRINCIPLED EQUITY
                                                        MARKET FUND

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:                 20 WILLIAM STREET
                                                        WELLESLEY, MA 02481


NAME AND ADDRESS OF AGENT FOR SERVICE:                  CHRISTOPHER Y. WILLIAMS
                                                        579 PLEASANT STREET
                                                        PAXTON, MA 01612

REGISTRANT'S TELEPHONE NUMBER:                          (508) 831-1171

DATE OF FISCAL YEAR END:                                DECEMBER 31, 2005
DATE OF REPORTING PERIOD:                               DECEMBER 31, 2005


ITEM 1. REPORT TO SHAREHOLDERS

A copy of the Registrant's Annual Report that was transmitted to shareholders can be found below.

      ===================================================================




                                   PRINCIPLED
                                     EQUITY
                                     MARKET
                                      FUND



      ===================================================================



                               INVESTMENT ADVISER
                             F.L. Putnam Investment
                               Management Company
                               20 William Street
                         Wellesley, Massachusetts 02481




                                  ANNUAL REPORT
                                DECEMBER 31, 2005


      ===================================================================

                        PRINCIPLED EQUITY MARKET FUND

     The investment objective of the Fund is long-term capital appreciation. The Fund invests principally in equity securities that the Fund's management believes will contribute to the achievement of the Fund's objective and that do not possess characteristics (i.e., products, services, geographical areas of operation or other similar nonfinancial aspects) that management believes are unacceptable to substantial constituencies of investors concerned with the ethical and/or social justice characteristics of their investments. For the information of investors, the Fund will compare its investment results to those of the Standard and Poor's Corporation 500 Stock Index and other major market indices which the Fund considers appropriate as a benchmark for its returns.


  Comparison of the Change in Value of a $10,000 Investment in the Principled Equity Market Fund, the Standard & Poors 500 Index and the Wilshire 5000 Index


                              GRAPHIC PLOT POINTS

DATE                    TRUST VALUE      S&P500 VALUE       WILSHIRE 5000 VALUE
DECEMBER 31, 1996       $10,000.00       $10,000.00         $10,000.00
DECEMBER 31, 1997       $13,100.47       $13,336.28         $13,129.82
DECEMBER 31, 1998       $16,797.54       $17,147.65         $16,204.95
DECEMBER 31, 1999       $20,351.76       $20,755.72         $20,024.21
DECEMBER 31, 2000       $19,587.54       $19,329.84         $18,279.67
DECEMBER 31, 2001       $16,553.51       $17,032.28         $16,274.42
DECEMBER 31, 2002       $13,408.95       $13,268.10         $12,879.82
DECEMBER 31, 2003       $16,961.30       $17,073.95         $16,954.63
DECEMBER 31, 2004       $18,702.55       $18,931.96         $19,069.65
DECEMBER 31, 2005       $19,491.77       $19,861.75         $20,302.84

Initial subscription for shares received on December 20, 1996

The results shown above should not be considered predictive of future returns.


         ------------------------------------------------------------------
                          Principled Equity Market Fund
                           Average Annual Total Return
         ------------------------------------------------------------------

           1 Year           3 Year            5 Year        From Inception
         ------------------------------------------------------------------

           3.82%           13.14%            (0.17%)          7.65%
         ------------------------------------------------------------------

         The chart and graph shown above do not reflect the deduction of taxes a shareholder might pay on distributions or redemptions. The results shown above should not be considered predictive of future returns.
         ------------------------------------------------------------------

To the Shareholders of the Principled Equity Market Fund

The principal investment objective of the Principled Equity Market Fund (the "Trust") is long-term capital appreciation. The Trust invests principally in equity securities that the Trust's management believes will contribute to the achievement of the Trust's objective and that do not possess characteristics (i.e., products, services, geographical areas of operation or other similar nonfinancial aspects) that management believes are unacceptable to substantial constituencies of investors concerned with the ethical and/or social justice characteristics of their investments.

During 2005 the Trust's portfolio recorded a net return, (subject to audit and prior to deducting expenses) of 4.7%, slightly lower than the 4.9% recorded by the Standard & Poors 500 Stock Index, an unmanaged domestic equity securities indices which incurs no expenses. The Trust's inability, due to environmental issues, to own the securities of many energy companies which rose considerably during the year due to the increases in oil and gas prices, reduced its return somewhat but did not prevent the Trust from achieving its objective.

The Trust's portfolio return prior to expenses is provided in this part of the report so that shareholders may judge the effectiveness of the efforts of PanAgora, the Trust's sub-advisor and portfolio manager, to approximate the returns achieved by the unmanaged domestic equity markets. Audited returns, net of expenses, are found within the body of the report.

Excerpted edited comments from the portfolio manager/sub advisor follow below:

"During the year the (Trust) experienced considerable monthly divergence between
(its) returns and benchmark returns largely driven by the volatility in energy markets combined with our under exposure to this sector. The year was challenging for socially managed Trusts as demonstrated by the Domini 400 Social Index results which lagged the S&P 500 by 1.91%.

We continue to manage the (Trust) using the S&P 500 as a benchmark while adhering to the list of restricted securities. Currently 156 of the 500 stocks in the S&P 500 are restricted eliminating almost 38% of the capitalization of the index.

The variations in results, compared to the S&P 500, are caused principally by under weights in large capitalization stocks, primarily in the manufacturing (General Electric), defense (United Technologies and Boeing) and oil sectors (Exxon Mobil and Chevron).

Expected annual variations in returns relative to the S&P 500 remain at plus or minus 2% to 3% per year. Over extended periods of time we expect returns to be very close to S&P 500 returns less expenses. PanAgora's asset allocation model slightly favors stocks over bonds. We expect 2006 to be an average year for stocks."

Please do not hesitate to contact us if you have any questions or comments concerning your investment in the Trust.

Sincerely,

David W.C. Putnam
President and Trustee

                          PRINCIPLED EQUITY MARKET FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005


Assets:
Investments at quoted market value (cost $23,034,982;
 see Schedule of Investments, Notes 1, 2, & 6).......   $ 34,182,915
Cash ................................................        147,645
Dividends and interest receivable....................         48,864
                                                        ------------
    Total assets.....................................     34,379,424
                                                        ------------
Liabilities:
Accrued expenses and other liabilities (Notes 3 & 4).         65,327
                                                        ------------
    Total liabilities................................         65,327
                                                        ------------
Net Assets:
Capital stock (2,750,000 shares authorized at no par
 value, amount paid in on 2,165,793 shares
 outstanding (Note 1)................................     24,785,622
Accumulated undistributed net investment income
 (Note 1)............................................          8,768
Accumulated realized gain from security transactions
(Note 1).............................................     (1,628,225)
Net unrealized appreciation in value of investments
(Note 2).............................................     11,147,932
                                                        ------------
    Net assets (equivalent to $15.84 per share, based
     on 2,165,793 capital shares outstanding)........   $ 34,314,097
                                                        ============


   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             STATEMENT OF OPERATIONS
                                DECEMBER 31, 2005

Income:
 Dividends...........................................   $    582,162
 Interest............................................          1,783
                                                        ------------
    Total income.....................................        583,945
                                                        ------------

Expenses:
 Management fees, net (Note 3).......................         80,953
 Legal fees..........................................         38,618
  Insurance expense..................................         36,290
 Administration fees (Note 4)........................         28,000
 Trustees' fees and expenses.........................         25,568
  Audit and accounting fees (Note 4).................         16,900
 Transfer fees (Note 4)..............................         12,000
 Custodian fees......................................          8,023
  Printing expenses..................................          3,511
 Other expenses......................................         12,436
                                                        ------------
    Total expenses...................................        262,299
                                                        ------------
Net investment income................................        321,646
                                                        ------------

Realized and unrealized gain (loss) on investments:
  Realized gain on investments-net...................        296,682
  Realized gain from disposal of investments in
   violation of Socially Responsible Investment ("SRI")
   guidelines-net (Note 9)...........................         75,683
  Increase in net unrealized appreciation in
   investments.......................................        573,844
                                                        ------------
    Net gain on investments..........................        946,209
                                                        ------------
Net increase in net assets resulting from operations.   $  1,267,855
                                                        ============


   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                       STATEMENTS OF CHANGES IN NET ASSETS



                                               Year Ended       Year Ended
                                               December 31,     December 31,
                                               2005             2004
                                          ----------------------------------
From operations:
 Net investment income...................    $    321,646       $   408,881
 Realized gain on investments, net.......         296,682           154,063
  Realized gain from disposal of
   investments in violation
   of SRI investment guidelines, net.....         75,683               --
 Increase in net unrealized
  appreciation in investments............        573,844          2,531,956
                                             -----------         ----------
    Net increase in net assets resulting
     from operations.....................      1,267,855          3,094,900
                                             -----------         ----------
Distributions to shareholders:
 From net investment income
 ($0.15 and $0.19 per share in 2005 and
 2004)...................................       (324,779)          (406,388)
 From net realized gain on investments...          --                 --
                                             -----------         ----------
                                                (324,779)          (406,388)
                                             -----------         ----------
From capital share transactions:
                        Number of Shares
                         2005      2004
                       --------- ---------
 Proceeds from sale of
  shares..............   1,322       403          20,025             5,845
 Shares issued to
  shareholders in
  distributions
  reinvested..........  15,541    20,896         250,052           319,080
 Cost of shares
  redeemed............ (10,449)   (2,449)       (151,816)          (34,786)
                      --------- ---------    ------------         ---------
Increase in net
 assets resulting
 from capital
 share transactions...   6,414    18,850         118,261            290,139
                       ========= =========   ------------        ----------

Net increase in net assets...............      1,061,337          2,978,651
Net assets:
  Beginning of period....................     33,252,760         30,274,109
                                             ------------        ----------
  End of period (including undistributed
     net investment income of $8,768 and
     $11,901, respectively)..............    $34,314,097        $33,252,760
                                             ============       ===========


   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                              FINANCIAL HIGHLIGHTS
                (for a share outstanding throughout each period)


                          Year       Year       Year       Year       Year
                          Ended      Ended      Ended      Ended      Ended
                          December   December   December   December   December
                          31,2005    31,2004    31,2003    31,2002    31, 2001

Investment income ......  $ 0.27     $ 0.31     $ 0.21     $ 0.20     $ 0.17
Expenses, net...........    0.12       0.11       0.10       0.10       0.07
                         ---------------------------------------------------
Net investment income ..    0.15       0.20       0.11       0.10       0.10
Net realized and
 unrealized gain
 (loss) on investments..    0.41       1.25       2.87      (2.77)     (2.69)
Gain from disposal of
 investments in
 violation of SRI
 investment
 guidelines-net.........    0.03        --         --         --        --
Distributions to
shareholders:
  From net investment
  income................    0.15       0.19       0.11       0.10       0.10
From net realized gain
 on investments.........    0.00       0.00       0.00       0.00       0.00
                        ----------------------------------------------------
Net increase (decrease)
 in net asset
 value..................    0.44       1.26       2.87      (2.77)     (2.69)
Net asset value:
  Beginning of period...   15.40      14.14      11.27      14.04      16.73
                        ----------------------------------------------------
  End of period.........  $15.84     $15.40     $14.14     $11.27     $14.04
                        ====================================================

Total Return (A)........   3.82%     10.27%     26.49%     (19.00%)   (15.49%)
Ratio of expenses
 to average net assets..   0.79%     0.78%      0.79%       0.72%      0.53%
Ratio of net investment
income to average
net assets..............   0.97%     1.32%     0.92%      0.85%     0.72%
Portfolio turnover......   0.04      0.08      0.25       0.02      0.003
Average commission rate
paid....................   0.0295    0.0498    0.0256     0.0191    0.0197
Number of shares
outstanding at end of
period..................   2,165,793 2,159,379 2,140,529  2,170,449 2,160,880

Per share data and
ratios assuming no
waiver of advisory fees:
  Expenses..............                                   0.10      0.10
  Net investment income.                                   0.10      0.16
  Ratio of expenses to
   average net
   assets...............                                   0.74%     0.63%
 Ratio of net
  investment income to
  average net assets....                                   0.83%     0.62%

(A) In 2005, 0.19% of the trust's total return consists of a gain on an investment not meeting the fund's SRI investment guidelines. Excluding those items, total return would have been 3.63%.


   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2005

                                                       Value
 Quantity                                            (Note 1)
 --------                                            --------

COMMON STOCK - 99.62%
           Advertising Industry -- 0.45%
  1,300    Monster Worldwide Incorporated*........... $   53,066
  1,200    Omnicom Group.............................    102,156
                                                      ----------
                                                         155,222
                                                      ----------

           Aerospace/Defense Industry -- 0.03%
    200    Rockwell Automation Incorporated..........     11,832
                                                      ----------

           Air Transport Industry -- 0.21%
  2,200    Gateway Incorporated*.....................      5,522
  4,050    Southwest Airlines Company................     66,542
                                                      ----------
                                                          72,064
                                                      ----------

           Auto Parts (OEM) Industry -- 0.20%
    700    Arvinmeritor..............................     10,073
    600    Superior Industries International.........     13,356
  1,300    Synovus Financial Corporation.............     35,113
  1,800    Visteon Corporation*......................     11,268
                                                      ----------
                                                          69,810
                                                      ----------

           Auto Parts (Replacement) Industry --
           2.16%
 16,850    Genuine Parts Company.....................    740,052
                                                      ----------

           Bank Industry -- 10.62%
  5,100    BB&T Corporation..........................    213,741
 28,202    Bank of America Corporation ..............  1,301,522
  3,000    Bank of New York Company Incorporated.....     95,550
    900    Capital One Financial.....................     77,760

* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2005

                                   (Continued)

                                                         Value
 Quantity                                               (Note 1)
 --------                                               --------
           Bank Industry (Continued)
  3,200    Citigroup Incorporated....................    155,296
    600    Keycorp...................................     19,758
  1,100    M & T Bank Corporation....................    119,955
  1,100    PNC Financial Services Group..............     68,013
    900    State Street Corporation..................     49,896
  1,500    Suntrust Banks............................    109,140
  8,200    Wachovia Corporation (New) ...............    433,452
  6,104    Washington Mutual Incorporated............    265,524
 11,700    Wells Fargo and Company...................    735,111
                                                      ----------
                                                       3,644,718
                                                      ----------

           Bank (Midwest) Industry -- 2.31%
  1,100    Comerica Incorporated.....................     62,436
  2,700    Fifth Third Bankcorp......................    101,844
  5,400    Mellon Financial Group....................    184,950
  3,700    National City Corporation.................    124,209
  1,100    Northern Trust............................     57,002
  8,728    US Bankcorp (New) ........................    260,880
                                                      ----------
                                                         791,321
                                                      ----------

           Beverage (Soft Drink) Industry -- 2.64%
  2,500    Coca Cola Enterprises Incorporated........     47,925
 14,510    Pepsico Incorporated......................    857,251
                                                      ----------
                                                         905,176
                                                      ----------

           Biotechnology Research & Development
           Industry -- 0.11%
    800    Biogen Idec Incorporated*.................     36,224
                                                      ----------


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2005

                                   (Continued)

                                                         Value
 Quantity                                               (Note 1)
 --------                                               --------
           Business Services (Other) Industry --
           0.06%
  1,300    Convergys Corporation*....................     20,605
                                                      ----------


           Chemical (Diversified) Industry --
           0.73%
  2,700    Air Products and Chemicals Incorporated...    159,813
  1,400    Millipore Corporation*....................     92,456
                                                      ----------
                                                         252,269
                                                      ----------

           Chemical (Specialty) Industry -- 0.47%
  2,600    Praxair Incorporated......................    137,696
    400    Sigma Aldrich Corporation.................     25,316
                                                      ----------
                                                         163,012
                                                      ----------

           Communication Services (Diversified)
           Industry -- 0.87%
 12,775    Sprint Nextel Corporation.................    298,424
                                                      ----------


           Computer Integrated Systems Design
           Industry -- 0.08%
    600    Fiserv Incorporated*......................     25,962
                                                      ----------


           Computer & Peripherals Industry --
           3.82%
  3,200    3Com Corporation..........................     11,520
  4,000    Apple Computer Incorporated*..............    287,560
 15,400    Dell Incorporated* .......................    461,230
  7,400    EMC Corporation/Mass*.....................    100,788
 10,100    Hewlett Packard Company...................    289,163



* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2005

                                   (Continued)

                                                         Value
 Quantity                                               (Note 1)
 --------                                               --------
           Computer & Peripherals Industry
           (Continued)
  1,800    Ingram Micro Incorporated*................     35,874
    124    MIPS Technologies Incorporated* ..........        704
    900    Silicon Graphics Incorporated*............        315
 11,200    Sun Microsystems Incorporated*............     46,928
  6,125    Symbol Technologies Incorporated .........     78,523
                                                      ----------
                                                       1,312,605
                                                      ----------

           Computer Networks Industry -- 0.18%
  1,200    Comverse Technology Incorporated* ........     31,908
  1,100    Network Appliance Incorporated*...........     29,700
                                                      ----------
                                                          61,608
                                                      ----------

           Computer Related Business Services
           (Not Elsewhere Classified) Industry --
           0.09%
    300    Adaptec Incorporated*.....................      1,746
  2,700    Siebel System.............................     28,539
                                                      ----------
                                                          30,285
                                                      ----------

           Computer Software & Services Industry
           -- 6.43%
  1,600    Adobe Sys Incorporated....................     59,136
  2,600    Automatic Data Processing Incorporated....    119,340
  2,200    Ciena Corporation*........................      6,534
    400    Citrix Systems Incorporated*..............     11,492
  3,750    Computer Associates International.........    105,712
  3,000    Compuware Corporation*....................     26,910
  3,685    First Data Corporation....................    158,492
 52,600    Microsoft Corporation.....................  1,375,490
    900    Nvidia Corporation*.......................     32,904


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2005

                                   (Continued)

                                                         Value
 Quantity                                               (Note 1)
 --------                                               --------
           Computer Software & Services Industry
           (Continued)
 25,400    Oracle Corporation*.......................    310,134
                                                      ----------
                                                       2,206,144
                                                      ----------

           Consumer & Business Services Industry
           -- 0.27%
  1,500    Paychex Incorporated......................     57,180
    200    Reynolds & Reynolds Class A...............      5,614
    800    Robert Half Intl Incorporated ............     30,312
                                                      ----------
                                                          93,106
                                                      ----------

           Diversified Company Industry -- 0.51%
  2,100    Hillenbrand Industries....................    103,761
  2,500    Service Corporation International.........     20,450
  1,700    Thermo Electron Corporation*..............     51,221
                                                      ----------
                                                         175,432
                                                      ----------

           Drug Industry -- 3.85%
  3,200    AmerisourceBergen Corporation.............    132,480
  4,600    Amgen Incorporated*.......................    362,756
  4,400    Eli Lilly and Company.....................    248,996
  4,200    Forest Labs Incorporated*.................    170,856

    700    Genzyme Corporation - General Division*...     49,546
    200    Indevus Pharmaceuticals*..................      1,076
  1,200    King Pharmaceuticals*.....................     20,304
  1,049    Medco Health Solutions Incorporated* .....     58,534
  8,700    Merck and Company Incorporated............    276,747
                                                      ----------
                                                       1,321,295
                                                      ----------


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2005

                                   (Continued)

                                                         Value
 Quantity                                               (Note 1)
 --------                                               --------
           Drugstore Industry - 1.57%
  2,200    Longs Drugstores Corporation..............     80,058
    800    Rite Aid Corporation*.....................      2,784
 10,300    Walgreen Company..........................    455,878
                                                      ----------
                                                         538,720
                                                      ----------

           Electric and Other Utility Services
           Combined
           Industry -- 0.08%
  2,100    Sierra Pacific Resources Incorporated*....     27,384
                                                      ----------

           Electric Utility (West) Industry --
           0.42%
  7,000    Puget Energy Incorporated.................    142,940
                                                      ----------

           Electrical Equipment Industry -- 1.16%
  1,600    Avnet Incorporated........................     38,304
  2,300    Corning Incorporated*.....................     45,218
  1,800    Emerson Electric Company..................    134,460
  1,600    Grainger, WW Incorporated.................    113,760
  1,600    Maxim Integrated Products.................     57,984
    300    Qlogic Corporation*.......................      9,753
                                                      ----------
                                                         399,479
                                                      ----------

           Electronics Industry -- 0.14%
    200    Scientific Atlanta........................      8,614
    900    Thomas and Betts Corporation*.............     37,764
                                                      ----------
                                                          46,378
                                                      ----------

           Entertainment Industry -- 0.07%
    800    Univision Communications*.................     23,512
                                                      ----------


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2005

                                   (Continued)

                                                         Value
 Quantity                                               (Note 1)
 --------                                               --------
           Environmental Industry -- 0.57%
  7,200    AutoNation Incorporated*..................    156,456
  1,000    Flowserve Corporation*....................     39,560
                                                      ----------
                                                         196,016
                                                      ----------

           Financial Services Industry -- 5.34%
  7,800    American Express Company..................    401,388
  1,560    Ameriprise Financial Incorporated.........     63,960
  1,700    Deluxe Corporation........................     51,238
  3,400    Franklin Resources Incorporated...........    319,634
  2,000    H&R Block Incorporated....................     49,100
    900    Janus Capital.............................     16,767
  5,400    MBNA Corporation..........................    146,610
  6,040    Morgan Stanley Dean Witter................    342,710
    400    Price T Rowe..............................     28,812
  2,100    Prudential Financial......................    153,699
 17,550    Schwab (Charles) Corporation..............    257,458
                                                      ----------
                                                       1,831,376
                                                      ----------

           Food Processing Industry -- 2.94%
  1,100    Campbell Soup.............................     32,747
  4,400    General Mills Incorporated................    217,008
  3,100    Kellogg Company...........................    133,982
  8,800    The Hershey Company.......................    486,200
  2,100    Wm Wrigley Jr Company.....................    139,629
                                                      ----------
                                                       1,009,566
                                                      ----------

           Food Wholesalers Industry -- 1.08%
 11,900    Sysco Corporation.........................    369,495
                                                      ----------


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2005

                                   (Continued)

                                                         Value
 Quantity                                               (Note 1)
 --------                                               --------
           Foreign Telecommunication Industry --
           0.09%
 10,400    Nortel Networks Corporation*..............     31,824
                                                      ----------

           Furniture/Home Furnishings Industry --
           0.09%
  1,400    Leggett & Platt...........................     32,144
                                                      ----------

           Grocery Industry -- 0.10%
  1,652    Albertsons Incorporated...................     35,270
                                                      ----------

           Healthcare Info Systems Industry --
           0.54%
  3,600    McKesson HBOC Incorporated................    185,724
                                                      ----------

           Healthcare Plans Industry -- 0.35%
  1,500    WellPoint Incorporated*...................    119,685
                                                      ----------

           Heavy Construction Industry -- 0.11%
  3,200    Global Industries Limited*................     36,320
                                                      ----------

           Home Appliance Industry -- 0.10%
    400    Whirlpool Corporation.....................     33,504
                                                      ----------

           Homebuilding Industry -- 0.12%
  1,200    D.R. Horton Incorporated..................     42,876
                                                      ----------

           Household Products Industry -- 0.24%
  1,982    Newell Rubbermaid Incorporated............     47,132
    600    Procter & Gamble Company..................     34,728
                                                      ----------
                                                          81,860
                                                      ----------


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2005

                                   (Continued)

                                                         Value
 Quantity                                               (Note 1)
 --------                                               --------
           Independent Oil & Gas Industry -- 0.25%
    700    EOG Resources.............................     51,359
    800    XTO Energy Incorporated...................     35,152
                                                      ----------
                                                          86,511
                                                      ----------

           Industrial Services Industry -- 0.13%
    600    Nabors Industries Incorporated*...........     45,450
                                                      ----------


           Insurance (Diversified) Industry --
           4.93%
 11,773    American International Group..............    803,272
  1,200    Lincoln National Corporation..............     63,636
  4,000    Lowe's Companies Incorporated.............    266,640
    600    MBIA Incorporated.........................     36,096
  1,500    MGIC Investment Corporation...............     98,730
  2,400    Marsh and McLennan Companies..............     76,224
  4,213    St. Paul Travelers Companies..............    188,195
  7,000    UnumProvident Corporation.................    159,250
                                                      ----------
                                                       1,692,043
                                                      ----------

           Insurance (Life) Industry - 0.42%
  2,000    AFLAC Incorporated........................     92,840
    900    Jefferson Pilot Corporation...............     51,237
                                                      ----------
                                                         144,077
                                                      ----------

           Insurance (Property/Casualty) Industry
           -- 2.39%
  4,400    Allstate Corporation......................    237,908
  1,100    American National Insurance...............    128,689
    900    Chubb Corporation.........................     87,885


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2005

                                   (Continued)

                                                         Value
 Quantity                                               (Note 1)
 --------                                               --------
           Insurance (Property/Casualty) Industry
           (Continued)
    661    Cincinnati Financial......................     29,533
  1,400    Hartford Financial Services Group.........    120,246
  1,500    Progressive Corporation...................    175,170
    700    Safeco Corporation........................     39,550
                                                      ----------
                                                         818,981
                                                      ----------

           Internet Auction Industry -- 0.43%
  3,400    EBay Incorporated*........................    146,948
                                                      ----------


           Internet Software & Services Industry
           -- 0.21%
  4,149    Symantec Corporation*.....................     72,608
                                                      ----------

           Manufacturing -
           Communication/Industrial Products
           Industry -- 0.03%
  4,700    JDS Uniphase*.............................     11,092
                                                      ----------

           Manufacturing(General Electronics)
           Industry -- 0.37%
  2,100    American Power Conversion.................     46,200
  3,125    Molex Incorporated........................     81,094
                                                      ----------
                                                         127,294
                                                      ----------

           Machinery Industry -- 0.23%
    200    Snap On Incorporated......................      7,512
  1,500    Stanley Works.............................     72,060
                                                      ----------
                                                          79,572
                                                      ----------


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2005

                                   (Continued)

                                                         Value
 Quantity                                               (Note 1)
 --------                                               --------
           Machinery (Construction & Mining)
           Industry -- 0.64%
  1,300    Caterpillar Incorporated..................     75,101
  2,100    Deere and Company.........................    143,031
                                                      ----------
                                                         218,132
                                                      ----------

           Management Services Industry -- 0.01%
    338    Gartner Incorporated*.....................      4,360
                                                      ----------

           Medical (Clinical Supplies & Services)
           Industry -- 0.18%
    400    Laboratory Corporation*...................     21,540
    800    Quest Diagnostics Incorporated............     41,184
                                                      ----------
                                                          62,724
                                                      ----------
           Medical Services Industry -- 1.85%
  2,600    IMS Health................................     64,792
  9,200    Unitedhealth Group Incorporated...........    571,688
                                                      ----------
                                                         636,480
                                                      ----------

           Manufacturing (General) Industry --
           0.32%
  1,800    Diebold Incorporated......................     68,400
    900    Lexmark International*....................     40,347
                                                      ----------
                                                         108,747
                                                      ----------

           Medical Supplies Industry -- 4.80%
  8,100    Abbott Laboratories.......................    319,383
  2,200    Baxter International Incorporated.........     82,830
    700    Becton Dickinson and Company..............     42,056
  3,475    Biomet Incorporated.......................    127,081
  4,800    Boston Scientific Corporation*............    117,552
    500    Cardinal Health Incorporated..............     34,375


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2005

                                   (Continued)

                                                         Value
 Quantity                                               (Note 1)
 --------                                               --------
           Medical Supplies Industry (Continued)
  1,000    Guidant Corporation.......................     64,750
  7,600    Medtronic Incorporated....................    437,532
  9,400    Stryker Corporation.......................    417,642
    116    Viasys Healthcare Incorporated* ..........      2,981
                                                      ----------
                                                       1,646,182
                                                      ----------

           Metal Fabricating Industry - 1.21%
  4,700    Illinois Tool Works Incorporated..........    413,553
                                                      ----------

           Natural Gas (Distribution) Industry --
           0.40%
  4,600    WGL Holdings..............................    138,276
                                                      ----------


           Natural Gas (Diversified) Industry --
           0.82%
  1,000    Burlington Resources Incorporated.........     86,200
  5,500    Keyspan Corporation.......................    196,295
                                                      ----------
                                                         282,495
                                                      ----------

           Newspaper Industry -- 0.55%
  2,500    Gannett Incorporated......................    151,425
  1,190    Tribune Company...........................     36,009
                                                      ----------
                                                         187,434
                                                      ----------

           Office Equipment & Supplies Industry
           -- 0.94%
  2,300    Ikon Office Solutions Incorporated........     23,943
  1,000    Office Depot Incorporated*................     31,400
  5,000    Pitney Bowes Incorporated.................    211,250
  1,050    Staples Incorporated......................     23,846


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2005

                                   (Continued)

                                                         Value
 Quantity                                               (Note 1)
 --------                                               --------
           Office Equipment & Supplies Industry
           (Continued)
  2,100    Xerox Corporation*........................     30,765
                                                      ----------
                                                         321,204
                                                      ----------

           Oil Exploration Industry -- 0.03%
    212    Cimarex Energy Company....................      9,118
                                                      ----------

           Oil and Gas Refining & Marketing
           Industry -- 0.11%
    300    Amerada Hess Corporation..................     38,046
                                                      ----------

           Oilfield Services/Equipment Industry
           -- 1.41%
    600    Baker Hughes Incorporated.................     36,468
    400    Cooper Cameron Corporation*...............     16,560
    400    Ensco International Incorporated..........     17,740
  1,266    Global Santa Fe Corporation...............     60,958
  1,400    Halliburton Company.......................     86,744
    400    Helmerich and Payne Incorporated..........     24,764
    595    National-Oil Well Incorporated*...........     37,306
    600    Noble Corporation.........................     42,324
    700    Rowan Companies Incorporated*.............     24,948
  1,936    Transocean Incorporated* .................    134,920
                                                      ----------
                                                         482,732
                                                      ----------

           Packaging & Container Industry -- 1.11%
  3,100    Aptargroup Incorporated ..................    161,820
  1,800    Bemis Company Incorporated................     50,166
  2,700    Sealed Air Corporation*...................    151,659
    550    Sonoco Products Company...................     16,170
                                                      ----------
                                                         379,815
                                                      ----------


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2005

                                   (Continued)

                                                         Value
 Quantity                                               (Note 1)
 --------                                               --------
           Paper & Forest Products Industry --
           0.18%
     48    Kadant Incorporated*......................        888
  1,700    Plum Creek Timber.........................     61,285
                                                      ----------
                                                          62,173
                                                      ----------

           Petroleum (Integrated) Industry --
           2.22%
 10,116    Devon Energy Corporation..................    632,655
  2,400    Murphy Oil Corporation....................    129,576
                                                      ----------
                                                         762,231
                                                      ----------

           Petroleum (Producing) Industry -- 1.83%
  5,664    Anadarko Petroleum Corporation............    536,664
    900    Apache Corporation........................     61,668
    600    Pogo Producing Company....................     29,886
                                                      ----------
                                                         628,218
                                                      ----------

           Pharmaceutical Research and
           Development Industry -- 0.07%
    580    Hospira Incorporated*.....................     24,812
                                                      ----------

           Publishing Industry - 0.30%
  2,000    Mcgraw Hill Company Incorporated..........    103,260
                                                      ----------

           Railroad Industry -- 0.89%
  2,300    CSX Corporation...........................    116,771
  4,200    Norfolk Southern Corporation..............    188,286
                                                      ----------
                                                         305,057
                                                      ----------


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2005

                                   (Continued)

                                                         Value
 Quantity                                               (Note 1)
 --------                                               --------
           Real Estate Investment Trust Industry
           -- 0.47%
  5,300    Equity Office Properties..................    160,749
                                                      ----------

           Real Estate (Other) Industry -- 1.60%
 11,200    AMB Property..............................    550,704
                                                      ----------

           Recreation Industry -- 0.04%
  2,000    Six Flags Incorporated*...................     15,420
                                                      ----------

           Rental & Leasing Industry -- 0.08%
  1,200    United Rentals*...........................     28,068
                                                      ----------

           Restaurant Industry -- 0.18%
    700    Darden Restaurants Incorporated...........     27,216
  1,000    McDonalds Corporation.....................     33,720
                                                      ----------
                                                          60,936
                                                      ----------

           Retail (Special Lines) Industry --
           0.12%
  1,100    Tiffany & Co .............................     42,119
                                                      ----------

           Retail Building Supply Industry --
           1.46%
 12,400    Home Depot Incorporated...................    501,952
                                                      ----------

           Retail Store Industry -- 1.62%
  1,400    American Eagle Outfitters, Incorporated...     32,172
    800    BJ's Wholesale Club Incorporated*.........     23,648
  4,300    Borders Group, Incorporated...............     93,181
  3,200    CVS Corporation...........................     84,544
  2,176    Dollar General............................     41,496


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2005

                                   (Continued)

                                                         Value
 Quantity                                               (Note 1)
 --------                                               --------
           Retail Store Industry (Continued)
  4,200    Federated Department Stores...............    278,586
    100    Foot Locker Incorporated..................      2,359
                                                      ----------
                                                         555,986
                                                      ----------

           Retail - Televisions, Radios, and
           Electronics Industry -- 0.38%
  1,575    Best Buy..................................     68,481
  2,500    Circuit City Corporation..................     56,475
    200    RadioShack Corporation....................      4,206
                                                      ----------
                                                         129,162
                                                      ----------

           Securities Brokerage Industry -- 0.84%
  4,200    Merrill Lynch and Company Incorporated....    284,466
     87    Piper Jaffray Companies*..................      3,515
                                                      ----------
                                                         287,981
                                                      ----------

           Semiconductor Industry -- 2.74%
  1,800    Altera Corporation*.......................     33,354
  2,200    Analog Devices Incorporated...............     78,914
  1,200    Broadcom Corporation*.....................     56,580
 21,500    Intel Corporation.........................    536,640
  1,800    LSI Logic*................................     14,400
  2,200    Micron Technology Incorporated*...........     29,282
  1,800    National Semiconductor Company............     46,764
  3,300    Texas Instruments.........................    105,831
  1,500    Xilinx Incorporated.......................     37,815
                                                      ----------
                                                         939,580
                                                      ----------


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2005

                                   (Continued)

                                                         Value
 Quantity                                               (Note 1)
 --------                                               --------
           Semiconductor Capital Equipment
           Industry -- 0.48%
  5,900    Applied Materials Incorporated............    105,846
  1,000    KLA-Tencor Corporation....................     49,330
    400    Novellus Systems Incorporated*............      9,648
                                                      ----------
                                                         164,824
                                                      ----------

           Specialty Eateries Industry -- 0.02%
    200    Starbucks Corporation*....................      6,002
                                                      ----------

           Steel (General) Industry -- 0.02%
    400    Worthington Industries Incorporated.......      7,684
                                                      ----------


           Telecommunication Equipment Industry
           -- 1.31%
    200    ADC Telecommunications*...................      4,464
    111    Agilent Technologies Incorporated*........      3,695
    300    Andrew Corporation*.......................      3,219
 24,700    Cisco Systems Incorporated*...............    422,864
  1,400    Tellabs Incorporated*.....................     15,260
                                                      ----------
                                                         449,502
                                                      ----------

           Telecommunication Services Industry --
           2.87%
 19,813    A T & T Corporation.......................    485,220
  1,800    Alltel Corporation........................    113,580
 10,700    Bellsouth Corporation.....................    289,970
  3,200    Verizon Communications....................     96,384
                                                      ----------
                                                         985,154
                                                      ----------


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2005

                                   (Continued)

                                                         Value
 Quantity                                               (Note 1)
 --------                                               --------
           Thrift Industry -- 2.40%
  4,300    Federal Home Loan Mortgage Association....    281,005
 11,100    Federal National Mortgage Association.....    541,791
                                                      ----------
                                                         822,796
                                                      ----------

           Toiletries/Cosmetics Industry -- 0.52%
  6,200    Avon Products Incorporated................    177,010
                                                      ----------

           Transportation Industry - 0.47%
  3,100    Harley-Davidson Incorporated..............    159,619
                                                      ----------

           Transportation Services (Not Elsewhere
           Classified) Industry -- 1.54%
  1,278    Sabre Holdings Corporation................     30,813
  6,600    United Parcel Service.....................    495,990
                                                      ----------
                                                         526,803
                                                      ----------

           Total common stocks (cost $23,034,982).... 34,182,915
                                                      ----------


CASH & OTHER ASSETS, LESS LIABILITIES - 0.38%.......     131,182
                                                     -----------

Total Net Assets.................................... $34,314,097
                                                     ===========



* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2005


1. Significant accounting policies:
   Principled Equity Market Fund, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end investment management company. The following is a summary of significant accounting policies followed by the Trust which are in conformity with those generally accepted in the United States of America's investment company industry. The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
   A. Investment securities-- Security transactions are recorded on the date the investments are purchased or sold. Each day securities traded on national security exchanges are valued at the last sale price on the primary exchange on which they are listed, or if there has been no sale, at the current bid price. Other securities for which market quotations are readily available are valued at the last known sales price, or, if unavailable, the known current bid price which most nearly represents current market value. Temporary cash investments are stated at cost, which approximates market value.
    Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Gains and losses from sales of investments are calculated using the "identified cost" method for both financial reporting and federal income tax purposes.
   B. Income Taxes-- The Trust has elected to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year all of its taxable income to its shareholders. No provision for federal income taxes is necessary since the Fund intends to qualify for and elect the special tax treatment afforded a "regulated investment company" under subchapter M of the Internal Revenue Code.
    Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles in the United States of America. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.
   C. Capital Stock-- The Trust records the sales and redemptions of its capital stock on trade date.
2. Tax basis of investments:
   At December 31, 2005 the total cost of investments for federal income tax purposes was identical to the total cost on a financial reporting basis. Aggregate gross unrealized appreciation in investments in which there was an excess of market value over tax cost was $12,158,439. Aggregate gross unrealized depreciation in investments in which there was an excess of tax cost over market value was $1,010,507.
   Net unrealized appreciation in investments at December 31, 2005 was $11,147,932. The Trust had post-October capital losses of $11,116 for the year ended December 31, 2005.

                          PRINCIPLED EQUITY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

                                   (Continued)

   At December 31, 2005, the Trust had capital loss carryforwards with the following expiration dates:
      2010....................................          207,934
      2011....................................        1,417,874
                                                  -------------
                                                  $   1,625,808
                                                  =============

3. Investment advisory and sub-advisory agreements:
   The Trust has entered into an Investment Advisory Agreement with F.L. Putnam Investment Management Company ("F.L. Putnam" or the "Adviser") and a Sub-Advisory Agreement with PanAgora Asset Management, Inc. ("PanAgora" or the "Sub-Advisor"). The Advisory Agreement provides that F.L. Putnam will be responsible for overall management of the Trust's activities, will supervise the provision of administrative and professional services to the Trust, will provide all necessary facilities, equipment, personnel and office space to the Trust, and will provide the Sub-Advisor with a list of acceptable securities from which to select and effect investments for the Trust's portfolio.
   The Sub-Advisory Agreement provides that PanAgora will be responsible for investment of the Trust's securities portfolio using the list of securities provided by F.L. Putnam. The agreements provide that the Trust will pay F.L. Putnam 1/4 of 1 percent (0.25%) of the Trust's average monthly net assets per year, of which F.L. Putnam will pay 60 percent or 15/100 of 1 percent (0.15%) to PanAgora, leaving F.L. Putnam with a net fee of 1/10 of 1 percent (0.10%). For the year ended December 31, 2005, the Trust paid to F.L. Putnam $32,381, and to PanAgora $48,572, in investment advisory fees. F.L. Putnam, whose parent provided the necessary capital to establish the Trust, waived its total management fees from the inception of the Trust on December 20, 1996 through March 15, 2002 in order to assist the Trust in commencing operations. On March 15, 2002, the Board of Trustees authorized F.L. Putnam to begin receiving compensation for its services, and F.L. Putnam has received such compensation from that time.
   At December 31, 2005, investment advisory fees of $19,926 were due and were included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities. Of this amount $7,970 was due to F.L. Putnam and $11,956 was due to PanAgora.
4. Independent Public Accountant, Administration and Transfer Agent services:
   Livingston & Haynes, P.C. serves as independent public accountant to the Trust. At December 31, 2005, auditing fees of $16,975 were included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities and "Audit and accounting fees" in the accompanying Statement of Operations. Annual fees for the year ended December 31, 2005 were $16,900.
   The Trust has entered into an agreement with Cardinal Investment Services Inc. for administrative, transfer agent and dividend disbursing agent services. Annual fees for these services are $40,000. At December 31, 2005, administrative and transfer fees of $3,420 were included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities.

                          PRINCIPLED EQUITY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

                                   (Continued)

5. Related parties:
   David W.C. Putnam, the President, Secretary and a trustee of the Trust, is also a director and an indirect beneficial owner of the parent of the Trust's investment adviser.
   Christopher Y. Williams, the Chief Compliance Officer of the Trust, is also the President of Cardinal Investment Services, Incorporated, the Trust's administrator and transfer agent. No amounts were paid by the Trust for his services as Chief Compliance Officer for the year ended December 31, 2005.
6. Purchases and sales:
   Aggregate cost of purchases and the proceeds from sales and maturities on investments for the year ended December 31, 2005 were:

    Cost of securities acquired:
      U.S. Government and investments backed by
       such securities........................    $          --
      Other investments.......................        1,186,434
                                                  -------------
                                                  $   1,186,434
                                                  =============

    Proceeds from sales and maturities:
      U.S. Government and investments backed by
       such securities........................    $          --
     Other investments.......................         1,149,274
                                                  -------------
                                                  $   1,149,274
                                                  =============
7. Certain Transactions:
   It is the Trust's intention, as authorized by its Board of the Trustees, to repurchase on the Chicago Stock Exchange shares of common stock of the Trust from time to time in such amounts as determined by the Trustees to be in the best interests of the Trust and its shareholders at a price no higher than the current net asset value of such shares.
8. Distribution to Shareholders:
   On December 3, 2005, a distribution of $0.15 per share was declared. The dividend was paid on December 23, 2005 to shareholders of record on December 20, 2005. The tax character of distributions paid during 2005 and 2004 was as follows:
                                                2005         2004
       Distributions paid from:
          Ordinary income................. $  324,779   $   406,388
                                           ===========  ===========
9. Investment Restrictions:
   In seeking to achieve its investment objective, the Trust purchases "acceptable" securities, identified as such by the Manager, that will, in the Sub-Adviser's opinion, contribute to this goal. In February 2005, the Trust's compliance officer determined that two unacceptable securities had been purchased by the Trust's sub-advisor. The Board of Trustees was notified of his findings, and the two securities were subsequently sold on March 21, 2005 for a realized gain of $75,683.

                          PRINCIPLED EQUITY MARKET FUND


                               OFFICERS & TRUSTEES

HOWARD R. BUCKLEY                                Trustee
Born: April 24, 1937
President, Chief Executive Officer and
Director, (Retired) Mercy Health
System of Maine

SISTER ANNE MARY DONOVAN                         Trustee
Born: March 31, 1941
Treasurer, Emmanuel College

LORING E. HART, P.H.D.                           Trustee
Born: September 22, 1924
President (Retired), St. Joseph's College

SISTER MARY LABOURE MORIN                        Trustee
Born: November 17, 1931
Former President, Regional Community of
Portland, Sisters of Mercy of the Americas

DAVID W.C. PUTNAM                                President, Secretary
Born: October 8, 1939                            and Trustee
President
F.L. Putnam Securities Company, Incorporated

REV. MSGR. VINCENT TATARCZUK                     Trustee
Born: April 12, 1925
Chancellor (Retired), Diocese of Portland

GEORGE A. VIOLIN, M.D., F.A.C.S.                 Trustee
Born:February 21, 1944
Physician; Principal, Ambulatory
Surgical Centers of America, L.L.C.

CHRISTOPHER Y. WILLIAMS                          Chief Compliance Officer,Asst.
President, Cardinal Investment Servies, Inc.     Secretary and Asst. Treasurer

REV. MR. JOEL M. ZIFF                            Trustee and
Born: October 10, 1932                           Chairman - Audit Committee
Director of Finance, Sisters of Mercy
Regional Community of Merion


The address for each officer and trustee shown above is 579 Pleasant Street, Suite 4, Paxton, MA 01612

                          PRINCIPLED EQUITY MARKET FUND


INDEPENDENT AUDITORS' REPORT


To the Shareholders and Trustees of Principled Equity Market Fund:


We have audited the accompanying statement of assets and liabilities of Principled Equity Market Fund (a Massachusetts business trust), including the schedule of investments, as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Principled Equity Market Fund as of December 31, 2005, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.


                                                  LIVINGSTON & HAYNES, P.C.


Wellesley, Massachusetts
January 13, 2006



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                       This Page Intentionally Left Blank

                          PRINCIPLED EQUITY MARKET FUND


                               INVESTMENT ADVISER
                   F.L. Putnam Investment Management Company
               20 William Street, Wellesley, Massachusetts 02481
                                 (800) 344-3435

                                  SUB-ADVISOR
                         PanAgora Asset Management, Inc.
          260 Franklin Street, 22nd Floor, Boston, Massachusetts 02110

                                   CUSTODIAN
                         Investors Bank & Trust Company
               200 Clarendon Street, Boston, Massachusetts 02116

                         INDEPENDENT PUBLIC ACCOUNTANT
                            Livingston & Haynes, P.C.
           40 Grove Street, Suite 380, Wellesley, Massachusetts 02482

                        ADMINISTRATOR AND TRANSFER AGENT
                       Cardinal Investment Services, Inc.
            579 Pleasant Street, Suite 4, Paxton, Massachusetts 01612
                                 (508) 831-1171

                                 LEGAL COUNSEL
                             Thorp Reed & Armstrong
               One Oxford Center, Pittsburgh, Pennsylvania 15219

                              Sullivan & Worcester
              One Post Office Square, Boston, Massachusetts 02109





This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective prospectus which includes information concerning the Trust's record or other pertinent information.

ITEM 2. CODE OF ETHICS

As of the period ended December 31, 2005, Principled Equity Market Fund (also referred to herein as the "Registrant," or the "Trust") has adopted a code of ethics ("Code") that applies to the Registrant's principal executive officer and principal financial officer, principal accounting officer or controller, or person performing similar functions, a copy of which is included as an exhibit to this Form N-CSR. Any person may request without charge a copy of the Registrant's code of ethics by contacting the Trust collect at (508) 831-1171.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Joel M. Ziff, who is an "independent" trustee for the purposes of this Item.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)  Audit Fees

     For the fiscal years ended December 31, 2005and December 31, 2004, the aggregate fees for professional services rendered by Livingston & Haynes, P.C. ("L&H"), the Trust's independent public accountant, for the audit of the Trust's annual financial statements and services normally provided by such firm in connection with statutory and regulatory filings and engagements, totaled $13,932 and $13,110, respectively.

(b)  Audit-Related Fees

     For the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate fees for professional services rendered by L&H for assurance and related services by such firm that were reasonably related to the performance of the audit of the Trust's annual financial statements, other than those referenced in paragraph (a) above, totaled $0 and $0, respectively.


(c)  Tax Fees

     For the fiscal years ended  December  31, 2005 and  December 31, 2004,  the
     aggregate  fees  for  professional   services   rendered  by  L&H  for  tax
     compliance, tax advice and tax planning totaled $3,483 and $3,290, repectively.

(d)  All Other Fees

     For the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate fees for professional services rendered by L&H for products and services other than those reported in subparagraphs (a) through (c) of this
     Item 4, totaled $0 and $0, respectively.

(e)  Audit Committee Procedures

     Pursuant to Rule 2-01(a)(c)(7) of Regulation S-X, the audit committee has established pre-approval policies and procedures with respect to the audit, audit-related, tax, and other non-audit servies.

     The audit committee has approved 100% of the services described in this
     Item 4 (b) through (d).

(f)  Not applicable

(g) During the Trust's fiscal years ended December 31, 2005 and December 31, 2004, the aggregate non-audit fees billed by L&H for services rendered to F.L. Putnam Investment Management Company ("FLP"), the Trust's investment adviser, and to any entity controlling, controlled by, or under common control with FLP that provides ongoing services to the Trust, totaled $8,900 and $3,540, resprectively.

     During the Trust's fiscal years ended December 31, 2005 and December 31, 2004, the aggregate non-audit fees billed by L&H for services rendered to the Trust, totaled $3,483 and $3,290, respectively

(h) Registrant's board of trustees was made aware of the fact that the Registrant's pricipal accountant provides tax preparation services to the Registrant's investment adviser.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

The Registrant's board of trustees has determined that the Registrant has a standing audit committee. The names of the audit committee are Joel M. Ziff, Howard R. Buckley, Sr. Anne Mary Donovan, Dr. Loring E. Hart, Sr. Mary Laboure Morin, Reverend Vincent Tatarczuk, and George A. Violin.


ITEM 6. SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under
Item 1 of the Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES



                         Principled Equity Market Fund
                       Proxy Voting Policy and Procedures

This policy is designed to reflect the fiduciary duty to vote proxies in favor of shareholder interests. In determining our vote, we will not subordinate the economic interest of the Fund to any other entity or interested party. The following guidelines will be used for each of the following four categories of issues:

Routine Proposals

Routine proposals are those which do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. Given the routine nature of these proposals, proxies will nearly always be voted with management. Traditionally, these issues include:

>>      Approval of auditors
>>      Election of directors
>>      Indemnification provisions for directors
>>      Liability limitations of directors
>>      Name changes

Non-Routine Proposals

Issues in this category are more likely to affect the structure and operations of the corporation and therefore will have a greater impact on the value of a shareholder's investment. We will review each issue in this category on a case-by-case basis. As previously stated, voting decisions will be made based on the financial interest of the fund. Non-routine matters include:

>>      Mergers and acquisitions
>>      Restructuring
>>      Re-incorporation
>>      Changes in capitalization
>>      Increase in number of directors
>>      Increase in preferred stock
>>      Increase in common stock
>>      Stock option plans

Corporate Governance Proposals

We will generally vote against any management proposal that clearly has the effect of restricting the ability of shareholders to realize the full potential value of their investment. Proposals in this category would include:

>>      Poison pills
>>      Golden parachutes
>>      Greenmail
>>      Supermajority voting
>>      Dual class voting
>>      Classified boards

Shareholder Proposals

Proposals submitted by shareholders for vote usually include issues of corporate governance and other non-routine matters. We will review each issue on a case-by-case basis in order to determine the position that best represents the financial interest of the Fund. Shareholder matters include:

>>      Annual election of directors
>>      Anti-poison pill
>>      Anti-greenmail
>>      Confidential voting
>>      Cumulative voting

The full Board has delegated to a sub committee consisting of two (2) board members and one (1) officer of the Trust the implementation of this policy with respect to specific votes by the Trust.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)(1) William G. Zink, Director of Structured Investments at PanAgora Asset Management, Inc. ("PanAgora") since April 1998. Mr. Zink has been with PanAgora since September 1988.

(a)(2)
        (i) William G. Zink
        (ii)
                (A) 0 accounts $0 AUM (RICs)
                (B) 12 accounts $813,157,402 AUM (pooled investment vehicles)
                (C) 0 accounts $0 AUM (other accounts)
        (iii) number of aaccounts and AUM that charge performance based fee is zero (0)
        (iv) Material conflicts between investment strategy for the Principled Equity Market Fund and other portfolios managed. Material conflicts in allocation of different portfolios. N/A

(a)(3) Describe compensation of portfolio manager.
Portfolio managers at PanAgora for the Principed Equity Market Fund receive a fixed base salary. Discretionary bonuses are based on total firm performance as well as individual employee objectives which may included investment performance as measured against relevant benchmarks and each manager's role in raising or retaining assets. PanAgora may consider sharing a portion of performance fee, if applicable, with the management team.

(a)(4) Portfolio managers investment in fund? None
(a)(4)(b) N/A



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS


                   REGISTRANT PURCHASES OF EQUITY SECURITIES

PERIOD        TOTAL           AVERAGE        TOTAL           MAXIMUM NUMBER
              NUMBER OF       PRICE PAID     NUMBER OF       OF SHARES THAT
2005          SHARES          PER SHARE      SHARES          MAY YET BE
              PURCHASED                      PURCHASED       PURCHASED UNDER
                                             AS PART OF      THE PLANS OR
                                             PUBLICALLY      PROGRAMS
                                             ANNOUNCED
                                             PLANS OR
                                             PROGRAMS


JUL 1-31
AUG 1-31
SEP 1-30      1,942             $15.20       1,942           103,775
OCT 1-31
NOV 1-31          1             $15.77           1           103,774
DEC 1-31        605             $15.77         605           103,169

TOTAL         2,548             $15.33       2,548           103,169

FOOTNOTES TO TABLE
(a)  The Plan was announced June 30, 2005.
(b) Share amount approved is equal to 5% of shares outstanding at June 30, 2005; 107,639 shares
(c)  The expiration date of the plan is June 30, 2006
(d)  Not aplicable
(e)  Not applicable


ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS

None


ITEM 11. CONTROLS AND PROCEDURES

The Registrant's principal executive officers concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) that are in place are effective to ensure that the information required in filings by the Registrant on Form N-CSR is recorded, processed, summarized, and reported on a timely basis. The Registrant's principal executive officers concluded that such procedures did not have any significant deficiencies or material weaknesses that require corrective action.

There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 12. EXHIBITS

(a)  Code of Ethics

(b)  Certifications




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